FLOW THROUGH SHARE PREMIUM - Additional information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FLOW-THROUGH SHARE PREMIUM
Tax deduction	100.00%
Expenditure incurred in qualifying CEE	$ 26,249,995	$ 45,500,423
Amortization of flow-through liabilities	7,565,501	12,426,322
Spend for satisfy remaining flow-through obligations	8,677,099
Additional expenditure incurred in qualifying CEE	30,106,905
Less than one year
FLOW-THROUGH SHARE PREMIUM
Part XII.6 tax	$ 0	$ 928,769